SEGMENT REPORTING - Additional Information (Details) - ARS ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Annual sales		$ 741,174,863,000	$ 1,128,143,577,000	$ 1,310,429,671,000
Small companies, individuals and companies | Maximum
Disclosure of operating segments [line items]
Annual sales	$ 1,500,000
Small and Medium Size Companies | Minimum
Disclosure of operating segments [line items]
Annual sales	1,500,000
Small and Medium Size Companies | Maximum
Disclosure of operating segments [line items]
Annual sales	10,000,000
Megras | Minimum
Disclosure of operating segments [line items]
Annual sales	10,000,000
Megras | Maximum
Disclosure of operating segments [line items]
Annual sales	14,000,000
Grandes companies
Disclosure of operating segments [line items]
Annual sales	$ 14,000,000